2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2014
Accounting Policies [Abstract]
Schedule of estimated useful lives of property, equipment and leasehold improvements
Useful life
Buildings	40 years
Machinery and equipment	5 - 10 years
Furniture and fixtures	5 - 10 years
Company automobiles	3 - 5 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives

Basic and diluted earnings per share
	Three months ended June 30,		Six months ended June 30,
	2014	2013	2014	2013
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income	$4,399	$4,360	$1,800	$4,773
Weighted average number of common shares outstanding – Basic	23,549,503	23,538,919	23,548,571	23,538,919
Stock options	434,984	148,572	270,857	238,356
Weighted average number of common shares outstanding – Diluted	23,984,487	23,687,491	23,819,428	23,777,275
Earnings per share
Basic	$0.19	$0.19	$0.08	$0.20
Diluted	$0.18	$0.18	$0.08	$0.20